Prior Period Revisions (Tables)	9 Months Ended
Sep. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
Disclosure of Revisions to Prior Period
The following tables reconcile the amounts previously reported in the Consolidated Statements of Comprehensive Income (Loss) and segmented disclosures to the corresponding revised amounts:

	U.S. Refining Segment			Consolidated
For the three months ended September 30, 2024	Previously Reported	Revisions	Revised Balance	Previously Reported	Revisions	Revised Balance
Revenues	7,648	(430)	7,218	14,249	(430)	13,819
Purchased Product	7,284	(430)	6,854	7,556	(430)	7,126
Transportation and Blending	—	—	—	2,489	—	2,489
Purchased Product, Transportation and Blending	7,284	(430)	6,854	10,045	(430)	9,615
	364	—	364	4,204	—	4,204

	U.S. Refining Segment			Consolidated
For the nine months ended September 30, 2024	Previously Reported	Revisions	Revised Balance	Previously Reported	Revisions	Revised Balance
Revenues	22,801	(1,067)	21,734	42,531	(1,067)	41,464
Purchased Product	20,540	(1,067)	19,473	20,873	(1,067)	19,806
Transportation and Blending	—	—	—	7,929	—	7,929
Purchased Product, Transportation and Blending	20,540	(1,067)	19,473	28,802	(1,067)	27,735
	2,261	—	2,261	13,729	—	13,729